Equity (Details) - Schedule of warrants outstanding and exercisable - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of warrants outstanding and exercisable [Abstract]
Warrants outstanding, beginning balance	600,000
Weighted Average Exercise Price, Warrants outstanding beginning balance	$ 6
Warrants, Issued		600,000
Weighted Average Exercise Price, Issued		$ 6
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired	600,000
Weighted Average Exercise Price, Expired	$ 6
Warrants outstanding, ending balance		600,000
Weighted Average Exercise Price, Warrants outstanding ending balance		$ 6
Warrants exercisable, ending balance
Weighted Average Exercise Price, Warrants exercisable ending balance